Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Operating activities
Net loss	$ (7,442,000)	$ (6,263,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,359,000	1,070,000
Amortization of stock issued for services	122,000	144,000
Stock issued for services	121,000
Depreciation and amortization	285,000	276,000
Inventory write-off	58,000	50,000
Gain on inventory recovery	(19,000)
Change in fair value of derivative liabilities	(459,000)	277,000
Inducement to exercise warrants	876,000
Interest expense on promissory note	3,000
Changes in operating assets and liabilities:
Accounts receivable	22,000	(34,000)
Inventories	37,000	27,000
Prepaid expenses	45,000	(58,000)
Accounts payable and accrued liabilities	103,000	(59,000)
Deferred rent	2,000	8,000
Net cash used in operating activities	(3,887,000)	(4,562,000)
Investing activities
Investment in patents	(15,000)	(20,000)
Purchases of property, plant and equipment	(19,000)	(206,000)
Net cash used in investing activities	(34,000)	(226,000)
Financing activities
Net proceeds from the exercise of warrants	2,632,000	185,000
Net proceeds from promissory note financing	500,000
Net proceeds from the sale of common stock		1,049,000
Net cash provided by financing activities	3,132,000	1,234,000
Net decrease in cash and cash equivalents	(789,000)	(3,554,000)
Cash and cash equivalents at beginning of year	1,640,000	5,194,000
Cash and cash equivalents at end of year	851,000	1,640,000
Supplemental disclosure of cash flow information
Cash paid for taxes	3,000	7,000
Noncash investing and financing activities
Warrant liability removed due to settlements	1,394,000	226,000
Common stock issued for prepaid services	51,000
Restricted stock unit cancelation		$ 38,000